Financial Information of the Parent Company - Schedule of Parent Company Statements of Income and Comprehensive Income (Details) - Parent Company [Member] - USD ($)	6 Months Ended		12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Schedule of Parent Company Statements of Income and Comprehensive Income [Line Items]
OPERATING EXPENSES	$ (2,252,564)	$ (613,077)	$ (1,388,694)	$ (247,164)	$ (231,540)
INCOME FROM SUBSIDIARIES	1,178,471	133,912	1,066,492	2,350,521	2,091,153
NET (LOSS) INCOME	(1,074,093)	(479,165)	(322,202)	2,103,357	1,859,613
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	255,264	(131,684)	19,651	99,298	(67,065)
COMPREHENSIVE (LOSS) INCOME	$ (818,829)	$ (610,849)	$ (302,551)	$ 2,202,655	$ 1,792,548